Earnings Per Share - Schedule of Computation of Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income attributable to AdTheorent Holding Company, Inc.	$ 26,203	$ 7,327
Weighted-average common shares outstanding - basic	60,510,847	59,732,359
Effect of dilutive equity-based awards	7,431,576	0
Weighted-average common shares outstanding - diluted	67,942,423	59,732,359
Earnings per share:
Basic	$ 0.43	$ 0.12
Diluted	$ 0.39	$ 0.12